Asset Impairment and Exit Costs (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Separation program charges, pre-tax	$ 42	$ 63	$ 27
Cash payments related to exit costs	57	98	75
Effect on future cash flows amount	20
Pre-tax asset impairment charges	28	34	0
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Total contract termination charges	$ 13	$ 12	$ 20